Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Receivables [Line Items]
Current tax receivable	$ 31	$ 35
Other accounts receivable	101	122
Total trade and other receivables	3,135	2,979
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	3,138	2,967
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(55)	(60)
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	$ (80)	$ (85)